Notes to the unaudited interim condensed consolidated statement of financial position - Investments accounted for using the equity method (Details) € / shares in Units, € in Millions					6 Months Ended		12 Months Ended
	Feb. 24, 2026 EUR (€)	Jan. 14, 2026 EUR (€)	Sep. 26, 2023 ¥ / shares shares	Sep. 26, 2023 € / shares shares	Jun. 30, 2026 EUR (€)	Jun. 30, 2025	Dec. 31, 2025
Investments accounted for using the equity method
Dilution gain on investment in associate					€ 0.3
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %	13.68%	13.92%			13.68%	15.00%	14.64%
Net proceeds from issuing shares	€ 0.6	€ 1.7
Dilution gain on investment in associate					€ 0.3
Hepalys Pharma, Inc | Catalys Option Agreement
Investments accounted for using the equity method
Option to acquire shares in company, percentage			30.00%	30.00%
Number of shares acquired in associate | shares			1,500,000	1,500,000
Purchase of interests in investments accounted for using equity method, price per share | (per share)			¥ 300	€ 1.9